Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ 0	$ 0
Income tax relating to actuarial loss on post employment benefit obligations	0	0
Income tax relating to net change on equity investments	(9)	0
Non-controlling interests	$ 2,161	$ 944